UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22714

 NAME OF REGISTRANT:                     Eaton Vance Series Fund,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                07/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


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

Eaton Vance Series Fund, Inc.

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Emerging Markets Debt Opportunities Fund, a series of Eaton Vance Series Fund, Inc.
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 7/31
Date of reporting period: 7/1/17 - 6/30/18
Eaton Vance Emerging Markets Debt Opportunities Fund

--------------------------------------------------------------------------------------------------------------------------
 RUBRIKA FINANCE COMPANY DESIGNATED ACTIVITY COMPAN                                          Agenda Number:  708457696
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4102ZAA2
    Meeting Type:  BOND
    Meeting Date:  07-Sep-2017
          Ticker:
            ISIN:  XS0300013462
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THERE IS A MINIMUM TO VOTE               Non-Voting
       : 1000 AND MULTIPLE: 1000

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR
       RESOLUTION 1, ABSTAIN IS NOT A VOTING
       OPTION ON THIS MEETING

CMMT   NOTEHOLDERS SHOULD NOTE THAT IF THEY                      Non-Voting
       SUBMITTED VOTING INSTRUCTIONS (AS DEFINED
       IN THE INFORMATION MEMORANDUM) APPOINTING
       THE CHAIRMAN OF THE CLAIMANTS' MEETING (AS
       DEFINED IN THE INFORMATION MEMORANDUM) TO
       CAST VOTES IN RESPECT OF THEIR CLAIMS IN
       FAVOUR OF THE RESTRUCTURING PLAN, THEIR
       NOTES WILL REMAIN BLOCKED AND THE BANK HAS
       INFORMED THE ISSUER THAT THE INFORMATION
       MEMORANDUM PROVIDED THAT THEY WILL BE
       DEEMED TO HAVE GIVEN IRREVOCABLE
       INSTRUCTIONS FOR VOTES IN RESPECT OF THEIR
       NOTES TO BE CAST IN FAVOUR OF THE
       EXTRAORDINARY RESOLUTION AT THE
       NOTEHOLDERS' MEETING. ACCORDINGLY, ANY SUCH
       VOTES ARE EXPECTED TO BE REFLECTED IN THE
       BLOCK VOTING INSTRUCTIONS TO BE EXECUTED BY
       THE PAYING AGENT IN ACCORDANCE WITH THE
       PROVISIONS OF THE TRUST DEED. AS A
       CONSEQUENCE, SUCH NOTEHOLDERS DO NOT NEED
       TO TAKE ANY ACTION IN RESPECT OF THE
       NOTEHOLDERS' MEETING. THE BANK HAS INFORMED
       THE ISSUER THAT THE FACT THAT SUCH
       NOTEHOLDERS WILL NOT TAKE ANY FURTHER
       ACTION WILL HAVE NO ADVERSE EFFECT ON THEIR
       RIGHT TO RECEIVE ENTITLEMENTS THEY ARE
       ENTITLED TO RECEIVE PURSUANT TO THE
       RESTRUCTURING PLAN

1      THAT THIS MEETING OF THE HOLDERS (THE                     Mgmt          No vote
       "NOTEHOLDERS") OF THE U.S.D 100,000,000
       FIXED TO VARIABLE RATE SUBORDINATED LOAN
       PARTICIPATION NOTES DUE 2017 (THE "NOTES")
       OF RUBRIKA FINANCE COMPANY DESIGNATED
       ACTIVITY COMPANY (THE "ISSUER") CONSTITUTED
       BY THE TRUST DEED DATED 7 DECEMBER 2006 (AS
       AMENDED AND/OR SUPPLEMENTED FORM TIME TO
       TIME) (THE "TRUST DEED") BETWEEN, INTER
       ALIOS, THE ISSUER AND U.S. BANK N.A., AS
       TRUSTEE (THE "TRUSTEE") HEREBY BY WAY OF
       EXTRAORDINARY RESOLUTION (AS DEFINED IN THE
       TRUST DEED): (1) ASSENTS TO AND APPROVES,
       REQUESTS, AUTHORISES, DIRECTS, INSTRUCTS
       AND EMPOWERS THE TRUSTEE, THE ISSUER AND
       THE PRINCIPAL PAYING AGENT (AS DEFINED IN
       THE TRUST DEED) TO: A. ENTER INTO A
       TERMINATION DEED TO BE ENTERED INTO
       BETWEEN, AMONG OTHERS, THE ISSUER AND THE
       TRUSTEE SUBSTANTIALLY IN THE FORM ATTACHED
       TO THE NOTICE OF THE NOTEHOLDERS' MEETING
       CONVENING THIS MEETING (THE "TERMINATION
       DEED"); B. CONCUR IN AND EXECUTE ALL SUCH
       DEEDS, INSTRUMENTS, ACTS AND THINGS THAT
       MAY BE NECESSARY, APPROPRIATE OR DESIRABLE
       IN THE OPINION OF THE TRUSTEE TO CARRY OUT
       AND GIVE EFFECT TO THE CANCELLATION OF THE
       NOTES AND THE RELEASE OF THE SECURITY (AS
       DEFINED IN THE TRUST DEED) FOR THE NOTES
       PURSUANT TO THIS EXTRAORDINARY RESOLUTION
       AND FOR THE EXECUTION OF THE DOCUMENTS
       REFERRED TO IN THIS EXTRAORDINARY
       RESOLUTION; (2) ASSENTS TO AND APPROVES,
       REQUESTS, AUTHORISES, DIRECTS AND EMPOWERS
       THE ISSUER TO ENTER INTO A DEED OF RELEASE
       (AS DEFINED IN THE INFORMATION MEMORANDUM)
       SUBSTANTIALLY IN THE FORM ATTACHED TO THE
       NOTICE OF THE NOTEHOLDERS' MEETING
       CONVENING THIS MEETING AND ANY OTHER
       DOCUMENTS NECESSARY OR DESIRABLE IN THE
       OPINION OF THE ISSUER TO CARRY OUT AND GIVE
       EFFECT TO THE DISCHARGE OF THE SUBORDINATED
       LOAN (AS DEFINED IN THE INFORMATION
       MEMORANDUM), THE CANCELLATION OF THE NOTES
       AND THE RELEASE OF THE SECURITY FOR THE
       NOTES PURSUANT TO THIS EXTRAORDINARY
       RESOLUTION AND FOR THE EXECUTION OF THE
       DOCUMENTS REFERRED TO IN THIS EXTRAORDINARY
       RESOLUTION; (3) SANCTIONS AND ASSENTS TO
       EVERY ABROGATION, AMENDMENT, MODIFICATION,
       COMPROMISE OR ARRANGEMENT (AND
       IMPLEMENTATION THEREOF) IN RESPECT OF THE
       RIGHTS OF THE NOTEHOLDERS AGAINST THE
       ISSUER OR AGAINST ANY OF ITS ASSETS OR
       RELATING TO THE NOTES (WHETHER OR NOT SUCH
       RIGHTS ARISE UNDER THE TRUST DEED, THE
       CONDITIONS OR THE NOTES) OR SHALL OTHERWISE
       RESULT FROM THE EXECUTION OF THE DOCUMENTS
       REFERRED TO IN PARAGRAPHS (1) TO (2) ABOVE;
       (4) DISCHARGES AND EXONERATES THE TRUSTEE,
       THE AGENTS AND THE ISSUER FROM AND AGAINST
       ALL LIABILITY WHICH IT MAY INCUR OR FOR
       WHICH IT MAY HAVE BECOME OR MAY BECOME
       RESPONSIBLE UNDER OR IN RELATION TO THE
       TRUST DEED OR THE NOTES IN CONNECTION WITH
       THE RESTRUCTURING (AS DEFINED IN THE
       INFORMATION MEMORANDUM) OR THIS
       EXTRAORDINARY RESOLUTION AND THE
       CONSUMMATION AND/OR IMPLEMENTATION OF THE
       RESTRUCTURING AND THE OTHER MATTERS
       REFERRED TO IN THIS EXTRAORDINARY
       RESOLUTION; (5) AUTHORISES, DIRECTS,
       INSTRUCTS AND EMPOWERS THE TRUSTEE TO
       CONCUR IN AND CONSENT TO THE ABOVE MATTERS
       (AND WITHOUT LIMITATION TO CONCUR, CONSENT
       AND AGREE TO THE TERMS OF THE TERMINATION
       DEED) AND TO EXECUTE ALL SUCH DOCUMENTS AND
       DO ALL THINGS AND TAKE ANY ACTION WHICH IS,
       IN THE SOLE DISCRETION OF THE TRUSTEE,
       NECESSARY, DESIRABLE OR EXPEDIENT TO CARRY
       OUT AND GIVE EFFECT TO THIS EXTRAORDINARY
       RESOLUTION; (6) AGREES AND ACKNOWLEDGES
       THAT THE TRUSTEE SHALL HAVE NO LIABILITY
       FOR ACTING ON THIS EXTRAORDINARY RESOLUTION
       EVEN THOUGH IT MAY BE SUBSEQUENTLY FOUND
       THAT THERE IS A DEFECT IN THE PASSING OF
       THIS EXTRAORDINARY RESOLUTION OR THAT FOR
       ANY REASON THIS EXTRAORDINARY RESOLUTION IS
       NOT VALID OR BINDING ON EACH NOTEHOLDER;
       (7) AUTHORISES, DIRECTS, INSTRUCTS AND
       EMPOWERS THE TRUSTEE, THE AGENTS AND THE
       ISSUER TO WAIVE ANY AND ALL REQUIREMENTS,
       RESTRICTIONS OR CONDITIONS PRECEDENT SET
       FORTH UNDER THE TRUST DEED OR ANY OTHER
       DOCUMENTS RELATING TO THE NOTES, WHICH ARE
       APPLICABLE TO THE IMPLEMENTATION OF THIS
       EXTRAORDINARY RESOLUTION AND IN RESPECT OF
       ANY ACT OR OMISSION BY THE TRUSTEE, THE
       AGENTS AND THE ISSUER REQUIRED TO IMPLEMENT
       THIS EXTRAORDINARY RESOLUTION; (8)
       DISCHARGES AND EXONERATES THE TRUSTEE, THE
       AGENTS AND THE ISSUER FROM ALL LABILITIES
       FOR WHICH THEY MAY HAVE BECOME OR MAY
       BECOME RESPONSIBLE TO THE NOTEHOLDERS UNDER
       THE TRUST DEED OR ANY OTHER DOCUMENTS
       RELATING TO THE NOTES IN RESPECT OF ANY
       REQUIREMENTS, RESTRICTIONS OR CONDITIONS
       PRECEDENT UNDER THE TRUST DEED OR ANY OTHER
       DOCUMENTS RELATING TO THE NOTES IN
       CONNECTION WITH THIS EXTRAORDINARY
       RESOLUTION OR THE IMPLEMENTATION OF THIS
       EXTRAORDINARY RESOLUTION; AND (9) DECLARES
       AND ACKNOWLEDGES THAT (I) TERMS USED IN
       THIS EXTRAORDINARY RESOLUTION AND DEFINED
       IN OR AS PROVIDED IN THE NOTICE OF THE
       NOTEHOLDERS' MEETING CONVENING THIS MEETING
       OR THE TRUST DEED ARE USED HEREIN AS SO
       DEFINED, (II) THE TERMINATION DEED AND THE
       DEED OF RELEASE REFERRED TO IN THIS
       EXTRAORDINARY RESOLUTION WILL BE
       SUBSTANTIALLY IN THE FORM ATTACHED TO THE
       NOTICE OF THE NOTEHOLDERS' MEETING
       CONVENING THIS MEETING, AND (III) THIS
       EXTRAORDINARY RESOLUTION SHALL ONLY BE
       IMPLEMENTED ON OR AFTER THE OCCURRENCE OF
       THE RESTRUCTURING DATE (AS DEFINED IN THE
       INFORMATION MEMORANDUM), PROVIDED THAT THE
       ISSUER, THE TRUSTEE AND THE AGENTS MAY
       (WITHOUT VERIFICATION) RELY ON A
       CERTIFICATE OF THE BANK AS SUFFICIENT
       EVIDENCE AS TO WHETHER THE RESTRUCTURING
       DATE HAS OCCURRED AND NONE OF THE ISSUER,
       THE TRUSTEE AND THE AGENTS SHALL BE
       RESPONSIBLE FOR ANY LOSS OCCASIONED BY
       ACTING ON THE BASIS OF SUCH CERTIFICATE



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Series Fund, Inc.
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/29/2018